Income Taxes - Gross roll forward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross roll forward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 17,520,493	$ 30,962,539
Statement of income (charge) credit	(696,880)	3,611,953
Other comprehensive income ("OCI") credit	270,973	145,406
Retained earnings credit	55,004
Discontinued operations		(9,410,332)
Disposed operations		(7,789,073)
Deferred income tax account at end of period	$ 17,149,590	$ 17,520,493